Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Information about Pension Plan
Information about the pension plan is as follows:

	2021	2020
Change in benefit obligation:

Beginning benefit obligation	$16,656	$15,570
Service cost	—	—
Interest cost	378	484
Curtailment gain	—	—
Settlement loss	—	—
Actuarial (gain)/loss	(921)	1,898
Benefits paid	(711)	(1,296)
Settlement payments	(18)	—

Ending benefit obligation	15,384	16,656

Change in plan assets, at fair value:
Beginning plan assets	15,257	15,183
Actual return	574	1,370
Employer contribution	—	—
Benefits paid	(711)	(1,296)
Settlement payments	—	—
Administrative expenses	—	—

Ending plan assets	15,120	15,257

Funded status at end of year	$(264)	$(1,399)

Components of Net Periodic Pension Expense
The components of net periodic pension expense were as follows:

	2021	2020	2019
Service cost	$—	$—	$—
Interest cost	378	484	479
Expected return on plan assets	(574)	(748)	(811)
Net amortization and deferral	240	289	156

Net periodic pension cost (benefit)	44	25	(176)

Additional loss due to settlement	—	—	0

Total pension cost (benefit)	$44	$25	$(176)

Net loss (gain) recognized in other comprehensive income	$(854)	$986	$2,798
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$(810)	$1,011	$2,622

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost
The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2021	2020	2019
Discount rate on benefit obligation	2.74%	2.39%	3.13%
Long-term rate of return on plan assets	3.84%	4.44%	4.96%
Rate of compensation increase	0.00%	0.00%	0.00%
The weighted average assumptions used to determine net periodic pension cost were as follows:

	2021	2020	2019
Discount rate on benefit obligation	2.39%	3.13%	4.14%
Long-term rate of return on plan assets	4.44%	4.96%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category
The Company’s pension plan asset allocation at year-end 2021 and 2020 and target allocation for 2022 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2022	2021	2020
Equity securities	0-30%	20.0%	20.0%
Debt securities	70-100	80.0	80.0

Total		100.0%	100.0%

Summary of Investments Measured at Fair Value Based on NAV Per Share
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2021 and 2020, respectively:

December 31, 2021	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/collective trust funds	$15,120	N/A	Daily	Daily

December 31, 2020	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common/collective trust funds	$15,257	N/A	Daily	Daily

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:

2022	$246
2023	288
2024	327
2025	391
2026	491
2027 through 2031	3,100

Total	$4,843